EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT
MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA
MUNICIPAL INCOME FUND

Supplement to Prospectus dated December 1, 2017

Class B shares of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Funds”) have been converted into the corresponding Class A shares of the Funds. All references to Class B shares of the Funds are hereby removed.

April 6, 2018	28759 4.6.18

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA
MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA
MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Prospectus
dated January 1, 2018

Class B shares of:

Eaton Vance Georgia Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund and
Eaton Vance Virginia Municipal Income Fund (the “Funds”)

have been converted into the corresponding Class A shares of each Fund. All references to Class B shares of the Funds are hereby removed.

April 6, 2018	28769 4.6.18